Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 7,060	$ 7,040
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	422	436
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	6,373	6,382
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,043	3,164
Canada plan [member] | Pension plan [member] | Deferred members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	415	410
Canada plan [member] | Pension plan [member] | Retired members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	2,915	2,808
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	392	405
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	75	75
Canada plan [member] | Other post employment benefit plans [member] | Retired members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 317	$ 330